                          ING VARIABLE INSURANCE TRUST
                     ING VP Global Equity Dividend Portfolio

              Supplement Dated February 17, 2006 to the Prospectus
                              Dated April 29, 2005

      Effective January 19, 2006, Nicolas Simar and Moudy El Khodr replaced Jorik van den Bos, Joris Franssen, and Joost de Graaf as Portfolio Managers to ING VP Global Equity Dividend Portfolio.

      The second paragraph of the section entitled "Management of the Portfolio
- Adviser and Sub-Adviser - ING Investment Management Advisors B.V." on page 10 of the Prospectus is hereby deleted and replaced with the following:

      The following individuals share responsibility for the day-to-day management of the Portfolio, since January 2006:

      Nicolas Simar, Head of Value/High Dividend, is responsible for the High Dividend strategies. Mr. Simar started his career at the Banque Bruxelles Lambert in 1996 (now part of ING) as an Investment Manager of Fixed Income and moved three years later to the Equity team to manage the Euro High Dividend strategy. Mr. Simar has ten years of investment experience.

      Moudy El Khodr, Senior Investment Manager Equities, is responsible for the management of the global and US high dividend strategies. Mr. Khodr has been in charge of the globally investing EUR 3.1 bn large Star fund since he entered ING IM, in March 2001. Prior to this, he was an equity fund manager at Banque Generale du Luxembourg (BGL). Mr. Khodr started his career at the Belgian stock exchange (now Euronext Brussels) in the study & statistical department. He has eight years of investment experience and is a European Certified Financial Analyst.

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


                          ING VARIABLE INSURANCE TRUST
                       ING VP Global Equity Dividend Portfolio

                        Supplement Dated February 17, 2006
               to the Statement of Additional Information ("SAI")
                              Dated April 29, 2005

      Effective January 19, 2006, Nicolas Simar and Moudy El Khodr replaced Jorik van den Bos, Joris Franssen, and Joost de Graaf as Portfolio Managers to ING VP Global Equity Dividend Portfolio.

      The sub-sections entitled "Other Accounts Managed" and "Portfolio Manager Ownership of Securities" under the section entitled "Portfolio Managers" on pages 81 and 83, respectively, of the SAI are deleted in their entirety and replaced with the following:

      OTHER ACCOUNTS MANAGED

      The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of October 31, 2005:


                                  REGISTERED INVESTMENT          OTHER POOLED INVESTMENT
                                        COMPANIES                        VEHICLES                      OTHER ACCOUNTS
                            -------------------------------  -------------------------------  --------------------------------
                             NUMBER OF      TOTAL ASSETS      NUMBER OF                         NUMBER OF      TOTAL ASSETS
PORTFOLIO MANAGER            ACCOUNTS      (IN BILLIONS)       ACCOUNTS         TOTAL ASSETS     ACCOUNTS*     (IN MILLIONS)
-------------------------   ------------   -----------------  -----------   -----------------  -----------   -----------------
Nicholas Simar                        3               $2.52            0                 N/A            3               $360
Moudy El Khodr                        6               $4.68            0                 N/A            1               $120

* Of these Accounts, none are subject to performance fees.

      OWNERSHIP OF SECURITIES

      The following table shows the dollar range of shares of the Portfolio shares owned by each portfolio manager, as of October 31, 2005, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans:

       PORTFOLIO MANAGER         DOLLAR RANGE OF PORTFOLIO SHARES OWNED
------------------------------   ----------------------------------------
Nicholas Simar                                                    N/A
Moudy El Khodr                                                    N/A


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